Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2010 Fund))	0 Months Ended
Jun. 27, 2012
Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fee	0.24%
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.66%
Total Annual Fund Operating Expenses	1.16%
Class B
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fee	1.00%
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.66%
Total Annual Fund Operating Expenses	2.08%
Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fee	1.00%
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.66%
Total Annual Fund Operating Expenses	2.07%
Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fee	0.50%
Other Expenses	0.32%
Acquired Fund Fees and Expenses	0.66%
Total Annual Fund Operating Expenses	1.48%
Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fee	none
Other Expenses	0.36%
Acquired Fund Fees and Expenses	0.66%
Total Annual Fund Operating Expenses	1.02%